Accounts Receivable - Provision for Impairment of Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of accounts receivables [abstract]
Beginning balance	$ (3,739)	$ (2,997)	$ (3,691)
(Additions) reversals	(879)	(1,511)	71
Write-offs	945	769	623
Ending balance	$ (3,673)	$ (3,739)	$ (2,997)